RELATED PARTY TRANSACTIONS - Narrative (Details) ₪ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Sep. 30, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2022 ILS (₪)
Joint Ownership Agreement for Company Vehicle
Related Party Transaction [Line Items]
Value of company care sold	$ 92,000
Capital gain on company care sold	$ 44,000
Agreement with Motherson
Related Party Transaction [Line Items]
Transactions with related party			$ 256,000
Quarterly fees percentage		50.00%
Chief Executive Officer | Joint Ownership Agreement for Company Vehicle
Related Party Transaction [Line Items]
Transactions with related party | ₪				₪ 300